Other receivables (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2011	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Write-down of other receivables		$ 2,323
Other receivables		402	2,822
Recoverable Costs [Member]
Reserve Quantities [Line Items]
Other receivables			$ 2,185
Fomicruz Agreement [Member] | Patagonia Gold S.A. ("PGSA") [Member] | Mining Properties [Member]
Reserve Quantities [Line Items]
Equity interest	10.00%
Percentage for corporate reorganization	4.70%
Percentage of exploration expenditures funded by the company	100.00%
Other exploration obligations	After feasibility stage is reached, Fomicruz is obliged to pay its 10% share of the funding incurred thereafter on the PGSA properties, plus annual interest at LIBOR +1% to the Company. Such debt and interest payments will be guaranteed by an assignment by Fomicruz of 50% of the future dividends otherwise payable to Fomicruz on its shares.